Cover	Oct. 30, 2023
Document Information Line Items
Entity Registrant Name	American Acquisition Opportunity Inc.
Entity Central Index Key	0001843656
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 30, 2023
Entity Ex Transition Period	false
Entity File Number	001-40233
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	855-9926
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AMAO
Security Exchange Name	NASDAQ
One Redeemable Warrant [Member]
Document Information Line Items
Trading Symbol	AMAOU
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information Line Items
Trading Symbol	AMAOW
Security Exchange Name	NYSE